CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Cash, Cash Equivalents, and Short-term Investments [Abstract]
CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS
NOTE 3. CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS

Cash, money market funds, and short-term investments consist of the following (in thousands):

	March 31,	December 31,
	2016	2015
Checking and savings accounts (reported as cash and cash equivalents)	$8,943	$13,642
Money market funds	29,972	19,945
Corporate debt securities (reported as short-term investments)	60,251	70,113
	$99,166	$103,700

Money market funds and short-term investments include the following securities with gross unrealized gains and losses (in thousands):

		Gross	Gross
		Unrealized	Unrealized
March 31, 2016	Cost	Gains	Losses	Fair Value
Money market funds	$29,972	$-	$-	$29,972
Corporate debt securities	60,183	68	-	60,251
Total	$90,155	$68	$-	$90,223

		Gross	Gross
		Unrealized	Unrealized
December 31, 2015	Cost	Gains	Losses	Fair Value
Money market funds	$19,945	$-	$-	$19,945
Corporate debt securities	70,065	48	-	70,113
Total	$90,010	$48	$-	$90,058

As of March 31, 2016, the contractual maturities of our money market funds and short-term investments were (in thousands):

Within One
Year
Money market funds	$29,972
Corporate debt securities	60,251
$90,223

At March 31, 2016, the Company’s short-term investments were invested in short-term fixed income debt securities and notes of domestic and foreign high credit issuers and in money market funds.  The Company’s investment policy limits investments to certain types of instruments such as certificates of deposit, money market instruments, obligations issued by the U.S. government and U.S. government agencies as well as corporate debt securities, and places restrictions on maturities and concentration by type and issuer.  At March 31, 2016, the Company’s short-term investments totaled $60.3 million, of which 50% were invested in notes of five companies, 44% were invested in notes of other domestic issuers, and 6% were invested in notes of foreign issuers.  The average maturity of these notes was 85 days. At March 31, 2016 the Company’s money-market funds totaled approximately $30 million and were invested in a single, no-load money market fund.

NOTE 3. CASH, MONEY MARKET FUNDS, AND SHORT-TERM INVESTMENTS

Cash, money market funds, and short-term investments consist of the following (in thousands):

	December 31,
	2015	2014
Checking and savings accounts (reported as cash and cash equivalents)	$13,642	$44,909
Money market funds	19,945	-
Corporate debt securities (reported as short-term investments)	70,113	-
	$103,700	$44,909

Money market funds and short-term investments include the following securities with gross unrealized gains and losses (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized
December 31, 2015	Cost	Gains	Losses	Fair Value
Money market funds	$19,945	$-	$-	$19,945
Corporate debt securities	70,065	48	-	70,113

Total	$90,010	$48	$-	$90,058

As of December 31, 2015, the contractual maturities of our money market funds and short-term investments were (in thousands):

Within One
Year
Money market funds	$19,945
Corporate debt securities	70,113
$90,058

At December 31, 2015, the Company’s short-term investments were invested in short-term fixed income debt securities and notes of domestic and foreign high credit issuers and in money market funds.  The Company’s investment policy limits investments to certain types of instruments such as certificates of deposit, money market instruments, obligations issued by the U.S. government and U.S. government agencies as well as corporate debt securities, and places restrictions on maturities and concentration by type and issuer.  At December 31, 2015, the Company’s short-term investments totaled $70.1 million, of which 43% were invested in notes of five companies, 37% were invested in notes of other domestic issuers, and 20% were invested in notes of foreign issuers.  The average maturity of these notes was 66 days.  At December 31, 2015 the Company’s money-market funds totaled $19.9 million and were invested in a single, no-load money market fund.